Note 2 - Liquidity (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Attributable to Parent	$ (455,476)	$ (439,477)	$ (586,387)	$ (1,719,749)	$ (586,387)	$ (1,023,422)	$ (302,481)
Retained Earnings (Accumulated Deficit)	(8,026,046)			(8,026,046)		(6,306,297)	$ (5,282,875)
Net Working Capital	$ 2,937,320			$ 2,937,320		$ (675,015)